CONTRIBUTED EQUITY, Issued Capital (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CONTRIBUTED EQUITY [Abstract]
1,035,320,206 fully paid ordinary shares (2019: 670,380,352) (2018: 559,030,352)	$ 74,877,325	$ 48,853,707
Fully paid ordinary shares outstanding (in shares)	1,035,320,206	670,380,352	559,030,352